SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        July 25, 2000
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    99

Form 13F Information Table Value Total:    $1,022,777

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
FORM 13F INFORMATION TABLE

                                              VALUE    SHARES     INVESTMENT        - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT    DISCRETION MNGR   SOLE      SHARED   NONE
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------

Abbott Lab.          Common         002824100      906     20,421 SOLE                 20,421                 0
ADC Telecomm. Inc.   Common         000886101    2,518     30,025 SOLE                 30,025                 0
AES Corporation      Common         00130H105   23,660    518,575 SOLE                467,075            51,500
Alltel Corp.         Common         020039103      221      3,576 SOLE                  3,576                 0
Altera Corporation   Common         021441100   16,155    158,475 SOLE                141,775            16,700
Ambac Fin. Grp.      Common         023139108    2,917     53,210 SOLE                 53,160                50
Amer. Home Prod.     Common         026609107      847     14,410 SOLE                 14,210               200
Amer. Int'l Grp.     Common         026874107    1,011      8,601 SOLE                  8,501               100
AMR Corporation      Common         001765106    6,106    230,950 SOLE                203,375            27,575
Analog Devices       Common         032654105   14,672    193,050 SOLE                174,950            18,100
Anchor BanCorp.      Common         032839102      306     20,000 SOLE                 20,000                 0
Anheuser Busch Co.   Common         035229103      226      3,025 SOLE                  2,975                50
Apple Computer Inc.  Common         037833100      820     15,650 SOLE                 15,400               250
Applied Materials    Common         038222105   21,975    242,488 SOLE                217,218            25,270
AT&T Corp.           Common         001957109   21,321    671,531 SOLE                604,979            66,552
AT&T Liberty Media   Class A Common 001957208   19,063    782,066 SOLE                714,234            67,832
AT&T Wireless        Common         03050M104      541     20,050 SOLE                 19,750               300
Automatic Data Proc  Common         053015103      553     10,320 SOLE                  9,955               365
Banc One Corp.       Common         059438101      231      8,707 SOLE                  8,707                 0
Baxter Intl.         Common         071813109   11,921    169,539 SOLE                154,439            15,100
Biogen Inc.          Common         090597105   14,189    219,985 SOLE                196,835            23,150
Boeing Co.           Common         097023105      211      5,055 SOLE                  5,055                 0
Bristol Myers Squib  Common         110122108   29,204    501,358 SOLE                452,547            48,811
Broadcom Corp.       Class A        111320107   15,260     69,700 SOLE                 62,725             6,975
Cabletron Systems    Common         126920107   28,245  1,118,625 SOLE              1,015,375           103,250
Cardinal Health Inc. Common         14149Y108   23,271    314,475 SOLE                284,425            30,050
Cendant Corp.        Common         151313103   31,904  2,200,289 SOLE              1,987,440           212,849
Chase Manhattan      Common         16161A108      748     16,232 SOLE                 15,937               295
Chevron Corp.        Common         166751107   18,836    221,765 SOLE                192,890            28,875
Cisco Systems        Common         17275R102   30,771    484,101 SOLE                424,201            59,900
Citigroup Inc.       Common         172967101   13,401    221,735 SOLE                198,100            23,635
Coca Cola Co.        Common         191216100   22,524    392,140 SOLE                353,795            38,345
Comcast Corp.        Class A        200300101   17,021    420,275 SOLE                377,050            43,225
Computer Assoc.      Common         204912109      388      7,587 SOLE                  7,437               150
Costco Companies     Common         22160Q102    6,226    188,675 SOLE                169,175            19,500
D S T Systems        Common         233326107    1,414     18,575 SOLE                 17,925               650
Dial Corp.           Common         25247D101      376     36,275 SOLE                 35,975               300
Electronic Data Sys  Common         285661104      356      8,640 SOLE                  8,540               100
EMC Corp.            Common         268648102   15,558    204,039 SOLE                185,525            18,514
Energizer Holding    Common         29266R108    1,235     67,690 SOLE                 66,551             1,139
Enron Corp.          Common         293561106      252      3,900 SOLE                  3,900                 0
Exxon Mobil          Common         30231G102      220      2,808 SOLE                  2,808                 0
Fannie Mae           Common         313586109   24,591    471,199 SOLE                421,180            50,019
First Data Corp.     Common         319963104   15,521    312,756 SOLE                287,723            25,033
Flextronics Intl.    Common         Y2573F102   15,784    229,800 SOLE                205,950            23,850
General Electric     Common         369604103   49,297    948,012 SOLE                852,938            95,074
Gillette Co.         Common         375766102      441     12,622 SOLE                 12,372               250
Heinz, H.J. Co.      Common         423074103      440     10,050 SOLE                 10,050                 0
Home Depot Inc.      Common         437076102    1,492     29,834 SOLE                 29,434               400
Household Intl.      Common         441815107      253      6,079 SOLE                  6,079                 0
Intel Corp           Common         458140100   26,949    201,585 SOLE                183,288            18,297
Intl. Business Mach. Common         459200101    1,104     10,106 SOLE                 10,006               100
Johnson & Johnson    Common         478160104      853      8,450 SOLE                  8,375                75
Kimberly Clark       Common         494368103    1,161     20,170 SOLE                 19,270               900
Kroger Co.           Common         501044101   17,868    809,895 SOLE                726,529            83,366
Lauder, Estee Co.    Class A        518439104      483      9,775 SOLE                  9,775                 0
Lilly Eli & Co.      Common         532457108    2,758     27,716 SOLE                 27,591               125
M G I C Investment   Common         552848103      642     14,109 SOLE                 14,059                50
Marshall & Ilsley    Common         571834100      264      6,350 SOLE                  6,350                 0
Masco Corp.          Common         574599106    9,558    529,175 SOLE                471,175            58,000
MBNA Corporation     Common         55262L100   19,935    734,924 SOLE                665,574            69,350
Mc Donalds Corp.     Common         580135101    1,056     32,065 SOLE                 31,450               615
Media One Group      Common         58440J104      912     13,684 SOLE                 13,584               100
Merck & Co. Inc.     Common         589331107   27,863    366,624 SOLE                333,374            33,250
Microsoft Corp.      Common         594918104   47,097    588,717 SOLE                532,317            56,400
Motorola Inc.        Common         620076109    9,970    343,065 SOLE                311,265            31,800
Network Appliance    Common         64120L104    2,536     31,500 SOLE                 31,500                 0
Nortel Networks      Common         665815106   24,769    362,923 SOLE                350,671            12,252
Oracle Corp.         Common         68389X105   19,870    236,371 SOLE                214,856            21,515
Pepsico, Inc.        Common         713448108    2,491     56,062 SOLE                 54,868             1,194
Pfizer, Inc.         Common         717081103   26,539    552,906 SOLE                505,133            47,773
Phillips Petroleum   Common         718507106      767     15,132 SOLE                 14,532               600
Praxair Inc.         Common         74005P104   13,235    353,525 SOLE                313,775            39,750
Proctor & Gamble Co. Common         742718109    2,175     38,029 SOLE                 37,483               546
Qualcomm Inc.        Common         747525103    1,317     21,950 SOLE                 21,950                 0
Ralston Purina Co.   Com Ral-Pur GP 751277302   12,522    628,082 SOLE                573,257            54,825
Royal Dutch Petro.   NY reg Gld1.25 780257804      863     14,010 SOLE                 13,877               133
Sabre Holdings       Class A        785905100      836     29,349 SOLE                 28,742               607
Schlumberger Ltd.    Common         806857108      407      5,458 SOLE                  5,409                49
Seagate Technology   Common         811804103   21,226    385,925 SOLE                353,775            32,150
Siebel Systems       Common         826170102    2,229     13,625 SOLE                 13,625                 0
Solectron Corp.      Common         834182107    2,054     49,050 SOLE                 47,025             2,025
Sprint Corp.         Com fon group  852061100      421      8,025 SOLE                  7,625               400
Sun Microsystems     Common         866810104   15,213    167,291 SOLE                150,241            17,050
Target Corp.         Common         87612E106   18,010    310,515 SOLE                281,424            29,091
Texas Instruments    Common         882508104   13,522    196,863 SOLE                176,813            20,050
Time Warner, Inc.    Common         887315109   21,208    279,052 SOLE                251,967            27,085
Toys R Us, Inc.      Common         892335100    1,866    126,475 SOLE                125,875               600
Tyco Intl. Ltd.      Common         902124106   22,966    488,645 SOLE                438,075            50,570
U.S. Industries Inc. Common         912080108    2,681    221,076 SOLE                219,089             1,987
U S West Inc.        Common         91273H101   15,105    177,702 SOLE                157,952            19,750
USG Corporation      Common         903293405    2,447     80,550 SOLE                 78,650             1,900
Walgreen Co.         Common         931422109   17,590    547,535 SOLE                496,635            50,900
Walmart Stores, Inc. Common         931142103      643     11,225 SOLE                 10,450               775
Walt Disney Co.      Common         254687106      216      5,600 SOLE                                    5,600
Washington Mutual    Common         939322103   17,086    593,000 SOLE                531,025            61,975
Williams Co. Inc.    Common         969457100   18,376    440,800 SOLE                391,975            48,825
Worldcom, Inc.       Common         98157D106   26,378    575,001 SOLE                517,768            57,233
Xerox Corp.          Common         984121103    1,341     64,650 SOLE                 62,600             2,050

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